Annual Total Returns - Class A	Mar. 31, 2021
Prospectus #1 | Delaware Ivy Asset Strategy Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2011	(7.68%)
2012	19.33%
2013	24.32%
2014	(5.02%)
2015	(8.41%)
2016	(5.42%)
2017	18.37%
2018	(5.49%)
2019	21.69%
2020	13.46%
Prospectus #1 | Delaware Ivy Balanced Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2011	2.65%
2012	11.50%
2013	23.26%
2014	7.28%
2015	(0.41%)
2016	1.95%
2017	11.38%
2018	(3.31%)
2019	22.08%
2020	14.35%
Prospectus #2 | Delaware Ivy Global Bond Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2011	0.66%
2012	6.96%
2013	1.66%
2014	(0.64%)
2015	(3.59%)
2016	8.16%
2017	4.80%
2018	(0.36%)
2019	7.65%
2020	7.98%
Prospectus #2 | Delaware Ivy Pzena International Value Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2011	(17.35%)
2012	21.88%
2013	32.09%
2014	(6.69%)
2015	(11.55%)
2016	12.04%
2017	16.27%
2018	(16.21%)
2019	16.91%
2020	6.00%